Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 1,498,431	$ 3,136,231	$ 4,209,339	$ 5,539,430
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares			6,236
Interest earned on marketable securities and cash held in Trust Account	(2,879,103)	(3,523,660)	(4,407,016)	(6,998,961)
Payment of general and administrative costs through IPO Promissory Note – related party			10,420
Change in fair value of Over-Allotment Option liability			(169,119)
Interest due from Everli	(314,204)	(2,540)		(555,862)
Interest expense on Working Capital loan	7,758
Interest expense on Sponsor Loan	319,201	109		539,932
Changes in operating assets and liabilities:
Prepaid expenses	42,942	45,083	(236,346)	165,494
Due from Sponsor
Accounts payable and accrued expenses	999,968	22,328	41,252	535,709
Net cash used in operating activities	(325,007)	(322,449)	(545,234)	(774,258)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemptions	131,489,166
Investment of cash in Trust Account			(160,000,000)
Payment of invoices on behalf of Everli		(228,079)		(3,250,000)
Net cash provided by (used in) investing activities	131,489,166	(228,079)	(160,000,000)	(3,250,000)
Cash Flows from Financing Activities:
Redemption of Class A Ordinary Shares	(131,489,166)
Proceeds from Working Capital Loan	223,079
Proceeds from sale of Units, net of underwriting discounts paid			157,000,000
Proceeds from sale of Private Placements Warrants			5,000,000
Repayment of IPO Promissory Note – related party			(249,389)
Proceeds from Sponsor Loan	71,921	228,079		3,178,079
Payment of offering costs			(327,123)
Net cash (used in) provided by financing activities	(131,194,166)	228,079	161,423,488	3,178,079
Net Change in Cash	(30,007)	(322,449)	878,254	(846,179)
Cash – Beginning of period	32,075	878,254		878,254
Cash – End of period	2,068	555,805	878,254	32,075
Non-Cash investing and financing activities:
Capital contribution from Everli for Trust extension	78,478
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares			18,764
Deferred offering costs paid through IPO Promissory Note – related party			238,969
Reduction of Deferred Fee payable	$ 4,885,024		6,600,000
Over-allotment liability at Initial Public Offering date			169,119
Forfeiture of Class B Ordinary Shares			$ 44